Investments in Investees (Details 17) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Gazit Germany Beteilingungs GmbH & Co. KG [Member]
Disclosure of joint ventures [line items]
Name of subsidiary		Gazit Germany Beteilingungs GmbH & Co. KG		Gazit Germany Beteilingungs GmbH & Co. KG
Country of incorporation		Germany		Germany
Holding stake in equity and in voting rights		100.00%		100.00%
Investment carrying amount		₪ 133		₪ 141
Loans and Capital bills		₪ 165		₪ 216
Gazit Globe Israel (Development) Ltd. [Member]
Disclosure of joint ventures [line items]
Name of subsidiary		Gazit Globe Israel (Development) Ltd.	[1]	Gazit Globe Israel (Development) Ltd.
Country of incorporation	[1]	Israel		Israel
Holding stake in equity and in voting rights	[1]	100.00%		100.00%
Investment carrying amount	[1]	₪ 136		₪ 111
Loans and Capital bills	[1]	₪ 2,061		₪ 2,009
Gazit Brasil Ltda. [Member]
Disclosure of joint ventures [line items]
Name of subsidiary	[2]	Gazit Brasil Ltda		Gazit Brazil Ltd.
Country of incorporation	[2]	Brazil		Brazil
Holding stake in equity and in voting rights	[2]	100.00%		100.00%
Investment carrying amount	[2]	₪ 2,446		₪ 2,276
Loans and Capital bills	[2]			₪ 24
Gazit Horizons Inc. [member]
Disclosure of joint ventures [line items]
Name of subsidiary	[3]	Gazit Horizons Inc
Country of incorporation	[3]	U.S.A
Holding stake in equity and in voting rights	[3]	100.00%
Investment carrying amount	[3]	₪ (16)
Loans and Capital bills	[3]	₪ 469

[1]	In October 2016, the Company, Gazit Development and Ashkenazi's Company entered into an agreement (based on accords that the parties reached in May 2016), whereby, inter alia, it has been agreed that the holdings of Ashkenazi's Company in Gazit Development will be acquired by the Company. In addition, it has been agreed that Gazit Development, directly and indirectly, will sell to Ashkenazi's Company its rights in two plots of land, an office building in Israel (for which Ashkenazi's Company will be entitled to receive partial funding from Gazit Development) and some of the shares of a subsidiary that owns real estate in Bulgaria (with the balance of the shares continuing to be indirectly owned by Gazit Development), these properties are not part of the Company's core operations. In December 2016 the parties closed the transaction and as of this date the Company owns all the shares of Gazit Development. Moreover, in accordance with the accords between the parties, Mr. Ashkenazi has terminated his service as CEO of Gazit Development.
[2]	Gazit Brazil includes the investment in Gazit Ltda. As well as Fim Norstar.
[3]	Began its operation in May 2017.